Earnings per share - Schedule of weighted average number of ordinary shares (diluted) (Details) - shares	6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Dec. 31, 2021
Earnings per share [abstract]
Weighted average number of shares (basic) (in shares)	201,745,255	201,677,981	[1]	201,677,981
Effects of share-based payment agreements (in shares)	246,254	95,259
Weighted average number of ordinary shares (diluted) (in shares)	201,991,509	201,773,240	[1]

[1]	In order to improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost elements without impact on profit (loss) for the period. These changes have been adopted in 2021 to improve comparability within the sector. They have been applied retrospectively and comparative information has been revised.